Summary of Significant Accounting Policies - Schedule of Amortization of Intangible Assets Useful Lives (Details)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Dispensary Licenses [Member]
Intangible assets useful lives	14 years	14 years	14 years	14 years